INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
5.     INTANGIBLE ASSETS

As of December 31, 2015 and 2014, the carrying value of the Company’s intangible assets, as described in Note 2 included in these consolidated financial statements, was $6.0 million, which is included within assets of discontinued operations held for sale in the Company’s consolidated balance sheets. On August 5, 2014, ACRE Capital was approved and granted a license by Freddie Mac as a Program Plus® Seller/Servicer for multifamily loans under which ACRE Capital is authorized to sell and service Freddie Mac loans secured by multifamily properties located in New York and Princeton, New Jersey. ACRE Capital can also sell and service Freddie Mac loans secured by multifamily properties located outside of its approved geographic area if it obtains a waiver from Freddie Mac. As a Program Plus® Seller/Servicer, ACRE Capital is approved to originate and sell to Freddie Mac multifamily loans that satisfy Freddie Mac’s underwriting and other eligibility requirements. Under the program, ACRE Capital submits its completed loan underwriting package to Freddie Mac and obtains Freddie Mac’s commitment to purchase the loan at a specified price after closing. Ultimately, Freddie Mac performs its own underwriting of loans that ACRE Capital sells to it. Freddie Mac may choose to hold, sell, or later securitize such loans. ACRE Capital does not have any material risk-sharing arrangements on loans it sells to Freddie Mac under Program Plus®.

As of December 31, 2015, the carrying value of the Company's intangible assets of $6.0 million includes the Freddie Mac Program Plus® Seller/Servicer license with a carrying value of $1.0 million. The identified intangible assets have indefinite lives and are not subject to amortization. The Company performs an annual assessment of impairment of its intangible assets in the fourth quarter of each year or whenever events or circumstances make it more likely than not that impairment may have occurred. For the years ended December 31, 2015 and 2014, no impairment charges have been recognized.

See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.